CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 62,349	$ 32,132
Restricted cash, short-term portion	830	29,529
Accounts receivable, net	22,506	7,778
Prepaid expenses and other current assets	560	594
Total current assets	86,245	70,033
Vessels, net	703,795	721,391
Deposits for vessels acquisitions	3,361	0
Deferred financing costs, net	4,783	2,767
Other long term assets	249	282
Intangible assets	138,048	160,479
Restricted cash, long-term portion	98,179	0
Total non-current assets	948,415	884,919
Total assets	1,034,660	954,952
Current liabilities
Accounts payable	2,359	2,090
Accrued expenses	3,778	3,599
Deferred voyage revenue	2,724	9,112
Current portion of long-term debt	2,472	23,727
Amounts due to related parties	14,925	21,748
Total current liabilities	26,258	60,276
Long-term debt, net of current portion and discount	342,559	275,982
Total non-current liabilities	342,559	275,982
Total liabilities	368,817	336,258
Commitments and contingencies	0	0
Partners' capital:
Common Unitholders (65,284,163 and 60,109,163 units issued and outstanding at June 30, 2013 and December 31, 2012, respectively)	662,741	616,604
General Partner (1,332,334, and 1,226,721 units issued and outstanding at June 30, 2013 and December 31, 2012, respectively)	3,102	2,090
Total partners' capital	665,843	618,694
Total liabilities and partners' capital	$ 1,034,660	$ 954,952